Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	13. Cash and cash equivalents As of December 31, 2023, and December 31, 2022, cash and cash equivalents consisted of cash in bank and short-term deposits.